Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
One Energy Enterprises Inc [Member]
LEASES
8.	LEASES
Lessee
The Company entered into a finance lease for equipment in 2022 with a monthly payment of $1,893, a discount rate of 8.83%, and a maturity date of May 31, 2027. In January 2024, the Company entered into a finance lease for equipment with a monthly payment of $12,915, a discount rate of 8.83%, and a maturity date of January 31, 2027. The lease obligations are secured by the underlying assets.
Balance sheet information related to the Company’s finance lease as of March 31, 2024 and December 31, 2023, is presented below:

	March 31, 2024	December 31, 2023
Finance lease:
Right-of-use assets	$432,424	$61,038
Lease liability, current	145,693	17,645
Lease liability, non-current	295,374	47,743
As of March 31, 2024, the annual minimum lease payments of the finance lease liability for each of the next five years is as follows (in whole dollars):

2024	$133,272
2025	177,696
2026	177,696
2027	20,487
2028	—
Thereafter	—

Total future minimum lease obligations	509,151

Less: imputed interest on finance lease liabilities	(68,084)

Finance lease liability – current	$145,693
Finance lease liability – non-current	$295,374
Lessor
During the three months ended March 31, 2024 and 2023, HUB01 recorded $79,825 and $92,920 of fixed lease income, respectively, related to short-term operating lease agreements with lessees for its land with electrical infrastructure. Variable lease income for the three months ended March 31, 2024 and 2023 was $0. Minimum rental payments to be received by the Company as lessor under these arrangements at March 31, 2024 are $1,574,294, which includes the lease component (land with electrical infrastructure) and the non-lease
component (energy costs), for the year ended December 31, 2024 and $0 thereafter.
See Note 2,
Summary of Significant Accounting Policies – Revenue
Recognition,
in the Company’s consolidated financial statements for the year ended December 31, 2023 for information on the Company’s revenue recognition accounting policies relating to the lease and non-lease
components contained in the lease agreements.

9.	LEASES
Lessee
The Company entered into a finance lease for equipment in 2022 with a monthly payment of $1,893, a discount rate of 8.83%, and a maturity date of May 31, 2027. The lease obligation is secured by the underlying asset.
Balance sheet information related to the Company’s finance lease as of December 31, 2023, and 2022, is presented below:

	December 31,
	2023	2022
Finance lease:
Right-of-use assets	$61,038	$79,350
Lease liability, current	17,645	16,159
Lease liability, non-current	47,743	65,388

As of December 31, 2023, the annual minimum lease payments of the finance lease liability for each of the next five years is as follows (in whole dollars):

2024	$22,716
2025	22,716
2026	22,716
2027	7,572
2028	—
Thereafter	—

Total future minimum lease obligations	75,720

Less: imputed interest on finance lease liabilities	(10,332)

Finance lease liabilities – current	$17,645
Finance lease liabilities – non-current	$47,743
Lessor
During the years ended December 31, 2023 and 2022, HUB01 recorded $92,920 and $333,574 of fixed lease income, respectively, related to short-term operating lease agreements with lessees for its land with electrical infrastructure.
Variable lease income in both years was $0.
Minimum rental payments to be received by the Company as lessor under these arrangements at December
3
1, 2023 are $2,367,180
, which includes the lease component (land with electrical infrastructure) and the non-lease component (energy costs), for the year ended December 31, 2024 and $0 thereafter.
See Note 2,
Summary of Significant Accounting Policies – Revenue
Recognition
for information on the Company’s revenue recognition accounting policies relating to the lease and non-lease
components contained in the lease agreements.